Label	Element	Value
Class F Prospectus | SIMT MULTI-ASSET INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
(the "Fund")

Supplement Dated February 17, 2023
to the Class F Shares Prospectus and Class Y Shares Prospectus, each dated January 31,
2023 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Risk/Return [Heading]	rr_RiskReturnHeading	Multi-Asset Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the following hereby replaces the second sentence of the second paragraph:

SIMC directly manages a portion of the Fund's portfolio.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE